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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

              Report for the Calendar Year or Quarter End: 12/31/09

                        Matrix VI Management Co., L.L.C.
                    Name of Institutional Investment Manager

1000 Winter Street, Suite 4500                                Waltham MA 02451
   Business Address (Street)                                (City) (State) (Zip)

                                13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

Timothy A. Barrows              Authorized Member             781-890-2244
-------------------------   -------------------------   ------------------------
          (Name)                     (Title)                     (Phone)

Signature, Place and Date of Signing:


/s/ Timothy A. Barrows
-------------------------------------

Report Type:

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Number of Other Included Managers:            None
List of Other Included Managers:              None
Form 13F File Number:                        Name:
No.

Form 13F Information Table Entry Total:          2
Form 13F Information Table Value Total:   $183,056

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                           FORM 13F INFORMATION TABLE
                          AS OF DATE: December 31, 2009

    ITEM 1              ITEM 2        ITEM 3    ITEM 4          ITEM 5          ITEM 6   ITEM 7       ITEM 8
--------------      -------------- ----------- -------- ---------------------- ------- --------- ----------------
                                                 VALUE    SHARES/         PUT/ INVSTMT   OTHER   VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  SH/PRN CALL DSCRETN MANAGERS* SOLE SHARED NONE
--------------      -------------- ----------- -------- ---------- ------ ---- ------- --------- ---- ------ ----
Airvana, Inc.           Common     00950V 10 1  77,997  10,262,760               Sole     None   Sole
Netezza Corporation     Common     64111N 10 1  60,059   6,185,272               Sole     None   Sole